Operating lease receivables - Net - Schedule of Aging Profile of Lease Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Receivables [Line Items]
Total	$ 4,681,020	$ 10,100,832	$ 7,690,195
0-30 days
Operating Lease Receivables [Line Items]
Total	3,926,519	9,338,540	6,732,985
30-60 days
Operating Lease Receivables [Line Items]
Total	12,684	335,498	260,832
60-90 days
Operating Lease Receivables [Line Items]
Total	109,356	146,708	610,770
Over 90 days
Operating Lease Receivables [Line Items]
Total	$ 632,461	$ 280,086	$ 85,608